Schedule of Investments (unaudited) December 31, 2020	iShares® North American Natural Resources ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Construction Materials — 3.2%
Eagle Materials Inc.	9,832	$996,473
Martin Marietta Materials Inc.	14,645	4,158,741
Summit Materials Inc., Class A(a)	26,834	538,827
Vulcan Materials Co.	31,155	4,620,598

		10,314,639

Containers & Packaging — 11.6%
Amcor PLC	368,788	4,340,635
AptarGroup Inc.	15,215	2,082,781
Avery Dennison Corp.	19,611	3,041,862
Ball Corp.	76,910	7,166,474
Berry Global Group Inc.(a)	31,386	1,763,579
Crown Holdings Inc.(a)	31,684	3,174,737
Graphic Packaging Holding Co.	63,670	1,078,570
Greif Inc., Class A, NVS	6,215	291,359
International Paper Co.	92,428	4,595,520
Packaging Corp. of America	22,299	3,075,255
Sealed Air Corp.	36,481	1,670,465
Silgan Holdings Inc.	18,463	684,608
Sonoco Products Co.	23,611	1,398,952
Westrock Co.	61,753	2,688,108

		37,052,905

Energy Equipment & Services — 5.6%
Baker Hughes Co.	161,249	3,362,042
ChampionX Corp.(a)	43,699	668,595
Halliburton Co.	207,849	3,928,346
Helmerich & Payne Inc.	25,302	585,994
NOV Inc.	91,291	1,253,425
Schlumberger Ltd.	327,297	7,144,893
TechnipFMC PLC	99,324	933,646

		17,876,941

Metals & Mining — 19.6%
Agnico Eagle Mines Ltd.(b)	57,118	4,027,390
Alamos Gold Inc., Class A(b)	92,333	807,914
Alcoa Corp.(a)	43,714	1,007,608
Arconic Corp.(a)	22,842	680,692
B2Gold Corp.	246,873	1,382,489
Barrick Gold Corp.(b)	418,039	9,522,928
Compass Minerals International Inc.	7,984	492,772
Equinox Gold Corp.(a)(b)	50,642	523,638
Franco-Nevada Corp.(b)	44,868	5,623,306
Freeport-McMoRan Inc.	341,603	8,888,510
Hecla Mining Co.	124,854	809,054
Kinross Gold Corp.(b)	295,853	2,171,561
Kirkland Lake Gold Ltd.	64,664	2,668,683
Newmont Corp.	188,891	11,312,682
NovaGold Resources Inc.(a)	56,625	547,564
Pan American Silver Corp.(b)	49,415	1,705,312
Royal Gold Inc.	15,427	1,640,816
SSR Mining Inc.(a)(b)	51,499	1,035,645
Teck Resources Ltd., Class B(b)	109,494	1,987,316
Wheaton Precious Metals Corp.(b)	105,560	4,406,074
Yamana Gold Inc.	223,993	1,279,000

		62,520,954

Oil, Gas & Consumable Fuels — 59.3%
Antero Midstream Corp.	67,244	518,451
Apache Corp.	88,754	1,259,419
Cabot Oil & Gas Corp.	93,716	1,525,697

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cameco Corp.(b)	93,060	$1,247,004
Canadian Natural Resources Ltd.	277,694	6,678,541
Cenovus Energy Inc.	239,793	1,448,350
Cheniere Energy Inc.(a)(b)	53,977	3,240,239
Chevron Corp.	357,457	30,187,244
Cimarex Energy Co.	23,975	899,302
CNX Resources Corp.(a)(b)	52,790	570,132
Concho Resources Inc.	46,159	2,693,378
ConocoPhillips	251,105	10,041,689
Continental Resources Inc./OK	14,537	236,953
CVR Energy Inc.	6,987	104,106
Devon Energy Corp.	89,940	1,421,951
Diamondback Energy Inc.	37,141	1,797,624
Enbridge Inc.	438,678	14,033,309
EOG Resources Inc.	137,164	6,840,369
EQT Corp.	64,801	823,621
Equitrans Midstream Corp.	95,582	768,479
Exxon Mobil Corp.	758,210	31,253,416
Hess Corp.	64,256	3,392,074
HollyFrontier Corp.	35,046	905,939
Kinder Morgan Inc./DE	457,753	6,257,484
Marathon Oil Corp.	185,608	1,238,005
Marathon Petroleum Corp.	152,986	6,327,501
Murphy Oil Corp.	33,947	410,759
Occidental Petroleum Corp.	197,056	3,411,039
ONEOK Inc.	104,491	4,010,365
Ovintiv Inc.	62,438	896,610
Parsley Energy Inc., Class A	71,849	1,020,256
PDC Energy Inc.(a)	23,427	480,956
Pembina Pipeline Corp.	129,304	3,059,333
Phillips 66	102,701	7,182,908
Pioneer Natural Resources Co.	38,659	4,402,874
Suncor Energy Inc.(b)	358,599	6,017,291
Targa Resources Corp.	53,844	1,420,405
TC Energy Corp.	220,987	8,998,591
Valero Energy Corp.	95,881	5,423,988
Williams Companies Inc. (The)	285,346	5,721,187
World Fuel Services Corp.	14,932	465,281
WPX Energy Inc.(a)	94,976	774,054

		189,406,174

Paper & Forest Products — 0.5%
Louisiana-Pacific Corp.	25,704	955,418
Norbord Inc.(b)	10,811	467,035

		1,422,453

Total Common Stocks — 99.8% (Cost: $495,494,652)		318,594,066

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	8,619,159	8,624,331

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® North American Natural Resources ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	448,000	$448,000

		9,072,331

Total Short-Term Investments — 2.8% (Cost: $9,069,337)		9,072,331

Total Investments in Securities — 102.6% (Cost: $504,563,989)		327,666,397

Other Assets, Less Liabilities — (2.6)%		(8,295,553)

Net Assets — 100.0%		$319,370,844

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,518,209	$—		$(8,930,728	)(a)	$36,548	$302	$8,624,331	8,619,159	$87,869	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	168,000	280,000	(a)	—		—	—	448,000	448,000	606		—

						$36,548	$302	$9,072,331		$88,475		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	3	03/19/21	$296	$6,760
S&P Select Sector Energy E-Mini Index	11	03/19/21	432	(34,640)

				$(27,880)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® North American Natural Resources ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$318,594,066	$—	$—	$318,594,066
Money Market Funds	9,072,331	—	—	9,072,331

	$327,666,397	$—	$—	$327,666,397

Derivative financial instruments(a)
Assets
Futures Contracts	$6,760	$—	$—	$6,760
Liabilities
Futures Contracts	(34,640)	—	—	(34,640)

	$(27,880)	$—	$—	$(27,880)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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